Derivative Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Company's Outstanding Foreign Exchange Forward Contracts

The outstanding foreign exchange forward contracts are as follows:

	Notional	Fair value Asset	Maturity dates

January 31, 2013:
Purchase contracts to sell U.S. dollars and buy Canadian dollars	CAD 225,922	$3,315	February 2013 to June 2015
Purchase contracts to sell U.S. dollars and buy Euros	€69,268	8,142	December 2013 to July 2014

The Company’s outstanding foreign exchange forward contracts are as follows:

	Notional		Fair value	Maturity dates

April 30, 2012:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	250,502	$6,743	May 2012 to October 2014
Purchase contracts to sell US dollars and buy Euros		€16,872	(1,551)	September 2012

	Notional		Fair value	Maturity dates

April 30, 2011:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	216,207	$17,682	May 2011 to December 2013
Purchase contracts to sell US dollars and buy Euros		€78,362	826	June 2011 to April 2012

Financial Instruments Measured at Fair Value on a Recurring Basis

The following tables summarize the financial instruments measured at fair value on a recurring basis excluding cash and cash equivalents and restricted cash:

	January 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets:
Other assets, current:
Foreign currency forward contracts	$—	$3,216	$—	$3,216
Foreign currency embedded derivatives	—	41	—	41
Other assets, non-current:
Foreign currency forward contracts	—	9,167	—	9,167
Foreign currency embedded derivatives	—	3	—	3

	$—	$12,427	$—	$12,427

Financial assets:
Other liabilities, current:
Foreign currency forward contracts	$—	$(546)	$—	$(546)
Foreign currency embedded derivatives	—	(14,303)	—	(14,303)
Other liabilities, non-current:
Foreign currency forward contracts	—	(380)	—	(380)
Foreign currency embedded derivatives	—	(25,627)	—	(25,627)

	$—	$(40,856)	$—	$(40,856)

The following tables summarize the financial instruments measured at fair value on a recurring basis excluding cash and cash equivalents and restricted cash:

	April 30, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets
Other assets, current:
Foreign currency forward contracts	$—	$6,036	$—	$6,036
Foreign currency embedded derivatives	—	488	—	488

Other assets, non-current:
Foreign currency forward contracts	—	1,630	—	1,630
Foreign currency embedded derivatives	—	65	—	65

	$—	$8,219	$—	$8,219

Financial liabilities
Other liabilities, current:
Foreign currency forward contracts	$—	$(1,747)	$—	$(1,747)
Foreign currency embedded derivatives	—	(9,342)	—	(9,342)
Other liabilities, non-current:
Foreign currency forward contracts	—	(728)	—	(728)
Foreign currency embedded derivatives	—	(16,656)	—	(16,656)

	$—	$(28,473)	$—	$(28,473)

	April 30, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets
Other assets, current:
Foreign currency forward contracts	$—	$9,213	$—	$9,213
Foreign currency embedded derivatives	—	176	—	176
Other assets, non-current:
Foreign currency forward contracts	—	8,762	—	8,762
Foreign currency embedded derivatives	—	3	—	3

	$—	$18,154	$—	$18,154

Financial liabilities
Other liabilities, current:
Foreign currency embedded derivatives	$—	$(10,755)	$—	$(10,755)
Other liabilities, non-current:
Foreign currency embedded derivatives	—	(24,807)	—	(24,807)

	$—	$(35,562)	$—	$(35,562)

Fair Value of Non-revolving Debt Obligations

The carrying values of the other financial instruments, which are measured at other than fair value, approximate fair value due to the short terms to maturity, except for non-revolving debt obligations, the fair values of which are as follows:

	January 31, 2013
	Fair value	Carrying value
Senior secured notes	$1,391,000	$1,287,005

The carrying values of the Company’s other financial instruments, which are measured at other than fair value, approximate fair value due to the short terms to maturity, except for the senior secured notes, the fair value of which is as follows:

	April 30, 2012		April 30, 2011
	Fair value	Carrying value	Fair value	Carrying value

Senior secured notes	$1,091,750	$1,084,109	$1,071,125	$1,082,936